Other Identifiable Intangible Assets - Additional Information (Detail) - USD ($)	Oct. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [Line Items]
Goodwill impairment	$ 0
Reuters [member]
Disclosure of detailed information about intangible assets [Line Items]
Trade Name		$ 1,939,000,000	$ 1,939,000,000
West [member]
Disclosure of detailed information about intangible assets [Line Items]
Trade Name		$ 707,000,000	$ 707,000,000